Financial Liabilities and Lease Debts - Schedule Representing Remaining Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	$ 35,426	$ 42,630
Other financial liabilities	84,472	67,016
Trade payables	17,277	18,664
Other current liabilities	12,342	10,097
Total financial liabilities	114,092	138,408
Total Financial liabilities and lease debts	149,518	138,408
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	10,151	10,558
Other financial liabilities	10,722	16,573
Trade payables	17,277	18,664
Other current liabilities	12,342	10,097
Total Financial liabilities and lease debts	50,492	55,893
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	25,406	28,657
Other financial liabilities	79,206	36,618
Trade payables	0	0
Other current liabilities	0	0
Total Financial liabilities and lease debts	104,613	65,275
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	7,881	12,782
Other financial liabilities	34	36,538
Trade payables	0	0
Other current liabilities	0	0
Total Financial liabilities and lease debts	$ 7,915	$ 49,321